Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities for the years ended December 31, 2023 and 2022:

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(22)	$—	$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347	$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966	$—	$15,819

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liability	$369	$(107)	$(262)		$—	$—
Series B-2 tranche liabilities	$4,702	$(3,200)	$(1,502)		$—	$—
Series B-3 warrant liabilities	$15,819	$(311)	$(15,508)	(1)	$—	$—

(1)	This amount includes settlements of $25,409, and final net exercise of $4,800, transferred to convertible preferred stock, offset by issuances of $14,701

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability and SEPA derivative liability for the year ended December 31, 2023. The warrant, earnout liability, and SEPA derivative liabilities were not present for the year ended December 31, 2022.

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Liabilities	2022	(Gains) Losses	(Settlements)	Level 3	2023
Warrant liabilities	$—	$14,368	$2,548	$—	$16,916
Contingent earnout liability	$—	$(10,295)	$28,927	$—	$18,632
SEPA derivative liability	$—	$2	$183	$—	$185